Derivative Financial Instruments and Hedge Accounting - Summary of Outstanding Derivative Financial Instruments (Detail) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about hedges [line items]
Gross notional amounts	£ 1,915	€ 300	£ 1,448
Assets	48		59
Liabilities	(43)		(65)
In less than one year [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	1,047		1,028
Assets	16		16
Liabilities	(5)		(11)
One to five years [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	868		420
Assets	32		43
Liabilities	(38)		(54)
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	174		177
Assets	0		0
Liabilities	(5)		(11)
Interest rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	356		260
Assets	14		19
Liabilities	(1)		0
Cross currency rate derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	352		83
Assets	26		34
Liabilities	(31)		(43)
Cross currency rate derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	87		0
Assets	0		0
Liabilities	(1)		0
FX derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	420		355
Assets	7		1
Liabilities	0		(9)
FX derivatives [member] | Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Gross notional amounts	526		573
Assets	1		5
Liabilities	£ (5)		£ (2)